Fees Summary	Apr. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 893,083,500.00
Previously Paid Amount	0.00
Total Fee Amount	136,731.09
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 136,731.09
Narrative - Max Aggregate Offering Price	$ 893,083,500.00
Final Prospectus	true